Personnel Costs - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020	Dec. 31, 2019 shares € / shares	Aug. 07, 2023 EUR (€)
Personnel Costs [Line Items]
Share based payments | €	€ 3,972	€ 6,133	€ 1,942
Mr Altan
Personnel Costs [Line Items]
Incremental fair value of option granted | € / shares					€ 25
Number of stock options granted					56,700
Bulent Altan | Restricted Stock Units
Personnel Costs [Line Items]
Severance compensation | €						€ 750
2019 Stock Option Plan ("SOP 2019")
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period					4 years
Share based compensation arrangement share option exercise period					3 years
Description about how options will be exercised share options granted					volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Incremental fair value of option granted | € / shares					€ 5.93
Number of stock options granted	0	2,500	25,350
2020 Stock Option Plan ("SOP 2020")
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period				4 years
Share based compensation arrangement share option exercise period				3 years
Description about how options will be exercised share options granted				the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Number of stock options granted	0	0	0
2021 Stock Option Plan ("SOP 2021")
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period			4 years
Share based compensation arrangement share option exercise period			3 years
Description about how options will be exercised share options granted			the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Number of stock options granted	20,000	0	100,000
Share based payments | €	€ 1,942	€ 2,300	€ 513
Share based compensation by share based award number of options waived by the holder	40,000
2021 Stock Option Plan ("SOP 2021") | Capital reserve
Personnel Costs [Line Items]
Share based payments | €	€ 7,058	5,116	€ 2,815
RSUP 2021
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period			4 years
Vested entitlement settlement trading days			40 days
Award vesting rights, percentage			25.00%
RSUP 2021 | Restricted Stock Units
Personnel Costs [Line Items]
Share based payments | €	1,280	3,832	€ 1,429
RSUP 2021 | Capital reserve | Restricted Stock Units
Personnel Costs [Line Items]
Share based payments | €	€ 6,541	€ 5,261	1,429
RSUP 2022
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period		4 years
Vested entitlement settlement trading days		40 days
Award vesting rights, percentage		25.00%
2022 Stock Option Plan ("SOP 2022")
Personnel Costs [Line Items]
Number of stock options granted	7,000	108,000
Share based compensation by share based award period within which stock options may be excercised from the date of vesting		5 years
Share based compensation by share based award options issued in exchange of options waived	33,000	33,000
Incremental fair value granted modified share based payment arrangements | €		€ 58,378
2022 Stock Option Plan ("SOP 2022") | Tranche 2021 I
Personnel Costs [Line Items]
Share based compensation by share based award number of options waived by the holder		40,000
2022 Stock Option Plan ("SOP 2022") | Share Price Performance Target
Personnel Costs [Line Items]
Share based compensation by share based award performance weightage percentage		80.00%
2022 Stock Option Plan ("SOP 2022") | ESG Performance Target
Personnel Costs [Line Items]
Share based compensation by share based award performance weightage percentage		20.00%
2022 Stock Option Plan ("SOP 2022") | Share Price And ESG Performance Target | Bottom of range
Personnel Costs [Line Items]
Share based compensation by share based award target achievement percentage		0.00%
2022 Stock Option Plan ("SOP 2022") | Share Price And ESG Performance Target | Top of range
Personnel Costs [Line Items]
Share based compensation by share based award target achievement percentage		100.00%
2023 Stock Option Plan ("SOP 2023")
Personnel Costs [Line Items]
Number of stock options granted	48,000
Share based compensation by share based award period within which stock options may be excercised from the date of vesting	5 years
2023 Stock Option Plan ("SOP 2023") | Share Price Performance Target
Personnel Costs [Line Items]
Share based compensation by share based award performance weightage percentage	80.00%
2023 Stock Option Plan ("SOP 2023") | ESG Performance Target
Personnel Costs [Line Items]
Share based compensation by share based award performance weightage percentage	20.00%
2023 Stock Option Plan ("SOP 2023") | Share Price And ESG Performance Target | Bottom of range
Personnel Costs [Line Items]
Share based compensation by share based award target achievement percentage	0.00%
2023 Stock Option Plan ("SOP 2023") | Share Price And ESG Performance Target | Top of range
Personnel Costs [Line Items]
Share based compensation by share based award target achievement percentage	100.00%
Defined Contribution Pension Plans
Personnel Costs [Line Items]
Contributions to governmental pension schemes | €	€ 1,914	€ 1,799	€ 1,301